Award Timing Disclosure	12 Months Ended
Jun. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee does not grant long-term incentive awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on grant dates, vesting events, or sale events. During fiscal 2025, there were no long-term incentive awards granted to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method
The Committee does not grant long-term incentive awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on grant dates, vesting events, or sale events. During fiscal 2025, there were no long-term incentive awards granted to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Committee does not grant long-term incentive awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on grant dates, vesting events, or sale events. During fiscal 2025, there were no long-term incentive awards granted to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false